Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average		Value of Initial Fixed $100			AFFO
			Summary	Average	Investment Based On:			(per diluted
	Summary		Compensation	Compensation		Peer Group		common
	Compensation	Compensation	Table Total	Actually Paid	Total	Total		share and
	Table Total	Actually Paid	for Non-PEO	to Non-PEO	Shareholder	Shareholder	Net Income	partnership
Year	for PEO(1)	to PEO(2)	NEOs(3)	NEOs(4)	Return(5)	Return(6)	(thousands)(7)	unit)(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$8,351,696	$13,525,810	$1,731,066	$2,358,517	$123.48	$123.47	$189,832	$4.14
2023	$8,226,103	$5,888,290	$1,405,594	$1,234,150	$105.37	$113.54	$170,547	$3.95
2022	$7,656,072	$9,778,145	$1,048,261	$1,110,318	$113.42	$99.82	$153,035	$3.83
2021	$7,341,625	$8,465,147	$825,199	$508,644	$109.60	$132.23	$122,876	$3.51
2020	$7,517,366	$7,975,373	$761,782	$764,191	$98.51	$92.43	$91,972	$3.20
(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Agree (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation Tables — Summary Compensation Table.”
(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Agree, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Agree during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Agree’s total compensation for each year to determine the compensation actually paid:

	Reported
	Summary	Reported
	Compensation	Value of		Compensation
	Table Total	Equity	Equity Award	Actually Paid
Year	for PEO	Awards(a)	Adjustments(b)	to PEO
2024	$8,351,696	$(4,577,312)	$9,751,426	$13,525,810
2023	$8,226,103	$(4,212,330)	$1,874,517	$5,888,290
2022	$7,656,072	$(3,666,730)	$5,788,803	$9,778,145
2021	$7,341,625	$(3,469,080)	$4,592,602	$8,465,147
2020	$7,517,366	$(3,731,809)	$4,189,816	$7,975,373
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year End Fair			Value of
	Value of			Dividends or
	Equity		Year over	other Earnings
	Awards		Year Change	Paid on Stock
	Granted	Year over	in Fair Value	or Option
	During the	Year Change	of Equity	Awards not
	Year That are	in Fair Value	Awards	Otherwise
	Outstanding	of Outstanding	Granted in	Reflected in	Total
	and Unvested	and Unvested	Prior Years	Fair Value or	Equity
	as of the End	Equity	that Vested in	Total	Award
Year	of the Year	Awards	the Year	Compensation	Adjustments
2024	$6,944,885	$2,630,519	$(302,551)	$478,573	$9,751,426
2023	$3,152,283	$(1,999,494)	$140,175	$581,553	$1,874,517
2022	$4,562,604	$1,182,878	$(468,543)	$511,864	$5,788,803
2021	$3,963,450	$124,045	$(96,376)	$601,483	$4,592,602
2020	$3,257,260	$375,176	$360,480	$196,900	$4,189,816
(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Agree) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Agree) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, 2023, and 2022 Peter Coughenour, Craig Erlich, Danielle Spehar, and Nicole Witteveen; (ii) for 2021, Peter Coughenour, Craig Erlich, Simon Leopold, Danielle Spehar, Clayton Thelen and Nicole Witteveen; and (iii) for 2020, Clayton Thelen, Laith Hermiz, Craig Erlich and Danielle Spehar.
(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Agree), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Agree) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Agree) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

	Average
	Reported
	Summary	Average		Average
	Compensation	Reported		Compensation
	Table Total	Value of	Average	Actually Paid
	for Non-PEO	Equity	Equity Award	to Non-PEO
Year	NEOs	Awards	Adjustments(a)	NEOs
2024	$1,731,066	$(787,227)	$1,414,678	$2,358,517
2023	$1,405,594	$(592,368)	$420,924	$1,234,150
2022	$1,048,261	$(256,408)	$318,465	$1,110,318
2021	$825,199	$(343,954)	$27,399	$508,644
2020	$761,782	$(278,270)	$280,679	$764,191
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

	Average				Average
	Year End		Average	Average	Value of
	Fair Value	Average	Year over	Fair Value	Dividends or
	of Equity	Year over	Year	at the End	other
	Awards	Year	Change in	of the Prior	Earnings Paid
	Granted	Change in	Fair Value	Year of	on Stock or
	During the	Fair Value	of Equity	Equity	Option
	Year That	of	Awards	Awards	Awards not
	are	Outstanding	Granted in	that Failed	Otherwise
	Outstanding	and	Prior	to Meet	Reflected in	Average
	and Unvested as	Unvested	Years that	Vesting	Fair Value or	Total Equity
	of the End	Equity	Vested in	Conditions	Total	Award
Year	of the Year	Awards	the Year	in the Year	Compensation	Adjustments
2024	$1,175,542	$209,822	$(8,778)	$—	$38,092	$1,414,678
2023	$487,138	$(86,237)	$(1,612)	$—	$21,635	$420,924
2022	$312,359	$(589)	$(8,771)	$—	$15,466	$318,465
2021	$108,261	$6,572	$(1,852)	$(95,249)	$9,667	$27,399
2020	$250,810	$11,216	$7,286	$—	$11,367	$280,679
(5)	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: MSCI US REIT (RMZ) Index.
(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited consolidated financial statements for the applicable year.
(8)	The Company defines Adjusted Funds From Operations (“AFFO”) as net income computed in accordance with GAAP, excluding certain non-cash and infrequently occurring items, specifically, (i) depreciation of real-estate and non-real estate assets; (ii) amortization of acquisition related lease intangibles and leasing costs; (iii) provision for impairment; (iv) gains (or losses) from sales of real estate assets and/or changes in control; (v) loss on extinguishment of debt and settlement of related hedges; (vi) straight-line accrued rent; (vii) stock-based compensation expense; (viii) amortization of financing fees and original issue discounts; and (ix) certain other items that reduce or increase net income in accordance with GAAP. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined AFFO (per diluted common share and partnership unit) is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Adjusted Funds From Operations (“AFFO”)
Named Executive Officers, Footnote
(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Agree (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation Tables — Summary Compensation Table.”
(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Agree) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Agree) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, 2023, and 2022 Peter Coughenour, Craig Erlich, Danielle Spehar, and Nicole Witteveen; (ii) for 2021, Peter Coughenour, Craig Erlich, Simon Leopold, Danielle Spehar, Clayton Thelen and Nicole Witteveen; and (iii) for 2020, Clayton Thelen, Laith Hermiz, Craig Erlich and Danielle Spehar.

Peer Group Issuers, Footnote
(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: MSCI US REIT (RMZ) Index.

PEO Total Compensation Amount	$ 8,351,696	$ 8,226,103	$ 7,656,072	$ 7,341,625	$ 7,517,366
PEO Actually Paid Compensation Amount	$ 13,525,810	5,888,290	9,778,145	8,465,147	7,975,373
Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Agree, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Agree during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Agree’s total compensation for each year to determine the compensation actually paid:

	Reported
	Summary	Reported
	Compensation	Value of		Compensation
	Table Total	Equity	Equity Award	Actually Paid
Year	for PEO	Awards(a)	Adjustments(b)	to PEO
2024	$8,351,696	$(4,577,312)	$9,751,426	$13,525,810
2023	$8,226,103	$(4,212,330)	$1,874,517	$5,888,290
2022	$7,656,072	$(3,666,730)	$5,788,803	$9,778,145
2021	$7,341,625	$(3,469,080)	$4,592,602	$8,465,147
2020	$7,517,366	$(3,731,809)	$4,189,816	$7,975,373
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year End Fair			Value of
	Value of			Dividends or
	Equity		Year over	other Earnings
	Awards		Year Change	Paid on Stock
	Granted	Year over	in Fair Value	or Option
	During the	Year Change	of Equity	Awards not
	Year That are	in Fair Value	Awards	Otherwise
	Outstanding	of Outstanding	Granted in	Reflected in	Total
	and Unvested	and Unvested	Prior Years	Fair Value or	Equity
	as of the End	Equity	that Vested in	Total	Award
Year	of the Year	Awards	the Year	Compensation	Adjustments
2024	$6,944,885	$2,630,519	$(302,551)	$478,573	$9,751,426
2023	$3,152,283	$(1,999,494)	$140,175	$581,553	$1,874,517
2022	$4,562,604	$1,182,878	$(468,543)	$511,864	$5,788,803
2021	$3,963,450	$124,045	$(96,376)	$601,483	$4,592,602
2020	$3,257,260	$375,176	$360,480	$196,900	$4,189,816

Non-PEO NEO Average Total Compensation Amount	$ 1,731,066	1,405,594	1,048,261	825,199	761,782
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,358,517	1,234,150	1,110,318	508,644	764,191
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Agree), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Agree) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Agree) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

	Average
	Reported
	Summary	Average		Average
	Compensation	Reported		Compensation
	Table Total	Value of	Average	Actually Paid
	for Non-PEO	Equity	Equity Award	to Non-PEO
Year	NEOs	Awards	Adjustments(a)	NEOs
2024	$1,731,066	$(787,227)	$1,414,678	$2,358,517
2023	$1,405,594	$(592,368)	$420,924	$1,234,150
2022	$1,048,261	$(256,408)	$318,465	$1,110,318
2021	$825,199	$(343,954)	$27,399	$508,644
2020	$761,782	$(278,270)	$280,679	$764,191
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

	Average				Average
	Year End		Average	Average	Value of
	Fair Value	Average	Year over	Fair Value	Dividends or
	of Equity	Year over	Year	at the End	other
	Awards	Year	Change in	of the Prior	Earnings Paid
	Granted	Change in	Fair Value	Year of	on Stock or
	During the	Fair Value	of Equity	Equity	Option
	Year That	of	Awards	Awards	Awards not
	are	Outstanding	Granted in	that Failed	Otherwise
	Outstanding	and	Prior	to Meet	Reflected in	Average
	and Unvested as	Unvested	Years that	Vesting	Fair Value or	Total Equity
	of the End	Equity	Vested in	Conditions	Total	Award
Year	of the Year	Awards	the Year	in the Year	Compensation	Adjustments
2024	$1,175,542	$209,822	$(8,778)	$—	$38,092	$1,414,678
2023	$487,138	$(86,237)	$(1,612)	$—	$21,635	$420,924
2022	$312,359	$(589)	$(8,771)	$—	$15,466	$318,465
2021	$108,261	$6,572	$(1,852)	$(95,249)	$9,667	$27,399
2020	$250,810	$11,216	$7,286	$—	$11,367	$280,679

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Financial Performance Measures

As described in greater detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on the objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

●	AFFO per share
●	Relative Total Shareholder Return
●	Net Debt to Annualized Recurring EBITDA

Total Shareholder Return Amount	$ 123.48	105.37	113.42	109.6	98.51
Peer Group Total Shareholder Return Amount	123.47	113.54	99.82	132.23	92.43
Net Income (Loss)	$ 189,832,000	$ 170,547,000	$ 153,035,000	$ 122,876,000	$ 91,972,000
Company Selected Measure Amount | $ / shares	4.14	3.95	3.83	3.51	3.2
PEO Name	Mr. Agree
Equity Awards Adjustments, Footnote	The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year End Fair			Value of
	Value of			Dividends or
	Equity		Year over	other Earnings
	Awards		Year Change	Paid on Stock
	Granted	Year over	in Fair Value	or Option
	During the	Year Change	of Equity	Awards not
	Year That are	in Fair Value	Awards	Otherwise
	Outstanding	of Outstanding	Granted in	Reflected in	Total
	and Unvested	and Unvested	Prior Years	Fair Value or	Equity
	as of the End	Equity	that Vested in	Total	Award
Year	of the Year	Awards	the Year	Compensation	Adjustments
2024	$6,944,885	$2,630,519	$(302,551)	$478,573	$9,751,426
2023	$3,152,283	$(1,999,494)	$140,175	$581,553	$1,874,517
2022	$4,562,604	$1,182,878	$(468,543)	$511,864	$5,788,803
2021	$3,963,450	$124,045	$(96,376)	$601,483	$4,592,602
2020	$3,257,260	$375,176	$360,480	$196,900	$4,189,816
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

	Average				Average
	Year End		Average	Average	Value of
	Fair Value	Average	Year over	Fair Value	Dividends or
	of Equity	Year over	Year	at the End	other
	Awards	Year	Change in	of the Prior	Earnings Paid
	Granted	Change in	Fair Value	Year of	on Stock or
	During the	Fair Value	of Equity	Equity	Option
	Year That	of	Awards	Awards	Awards not
	are	Outstanding	Granted in	that Failed	Otherwise
	Outstanding	and	Prior	to Meet	Reflected in	Average
	and Unvested as	Unvested	Years that	Vesting	Fair Value or	Total Equity
	of the End	Equity	Vested in	Conditions	Total	Award
Year	of the Year	Awards	the Year	in the Year	Compensation	Adjustments
2024	$1,175,542	$209,822	$(8,778)	$—	$38,092	$1,414,678
2023	$487,138	$(86,237)	$(1,612)	$—	$21,635	$420,924
2022	$312,359	$(589)	$(8,771)	$—	$15,466	$318,465
2021	$108,261	$6,572	$(1,852)	$(95,249)	$9,667	$27,399
2020	$250,810	$11,216	$7,286	$—	$11,367	$280,679

Measure:: 1
Pay vs Performance Disclosure
Name	AFFO per share
Non-GAAP Measure Description
(8)	The Company defines Adjusted Funds From Operations (“AFFO”) as net income computed in accordance with GAAP, excluding certain non-cash and infrequently occurring items, specifically, (i) depreciation of real-estate and non-real estate assets; (ii) amortization of acquisition related lease intangibles and leasing costs; (iii) provision for impairment; (iv) gains (or losses) from sales of real estate assets and/or changes in control; (v) loss on extinguishment of debt and settlement of related hedges; (vi) straight-line accrued rent; (vii) stock-based compensation expense; (viii) amortization of financing fees and original issue discounts; and (ix) certain other items that reduce or increase net income in accordance with GAAP. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined AFFO (per diluted common share and partnership unit) is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Net Debt to Annualized Recurring EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,577,312)	$ (4,212,330)	$ (3,666,730)	$ (3,469,080)	$ (3,731,809)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,751,426	1,874,517	5,788,803	4,592,602	4,189,816
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,944,885	3,152,283	4,562,604	3,963,450	3,257,260
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,630,519	(1,999,494)	1,182,878	124,045	375,176
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(302,551)	140,175	(468,543)	(96,376)	360,480
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	478,573	581,553	511,864	601,483	196,900
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(787,227)	(592,368)	(256,408)	(343,954)	(278,270)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,414,678	420,924	318,465	27,399	280,679
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,175,542	487,138	312,359	108,261	250,810
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	209,822	(86,237)	(589)	6,572	11,216
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,778)	(1,612)	(8,771)	(1,852)	7,286
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(95,249)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 38,092	$ 21,635	$ 15,466	$ 9,667	$ 11,367